Label	Element	Value
GuidePath® Absolute Return Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001504079_SupplementTextBlock
GPS Funds II

GuidePath® Absolute Return Allocation Fund

(each, a "Fund" and, collectively, the "Funds")

Service Shares

SUPPLEMENT TO THE PROSPECTUS

DATED JULY 31, 2017

The date of this supplement is June 22, 2018.

1.       As of January 1, 2018, the expense limitation agreement for the GuidePath® Conservative Allocation Fund, GuidePath® Absolute Return Allocation Fund and GuidePath® Flexible Income Allocation Fund has been revised to reflect a reduction in each Fund's contractual expense cap.  The revised expense cap for the Service Shares of each Fund is as follows:

Fund	Revised Expense Cap
GuidePath® Conservative Allocation Fund	0.70%
GuidePath® Absolute Return Allocation Fund	0.80%
GuidePath® Flexible Income Allocation Fund	0.75%

2.      To reflect the above information and also to reflect updated expenses for the Funds, the information appearing under the headings "Fees and Expenses of the Fund" and "Example" in the Summary Section of each Fund's prospectus is as follows:

GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND

Risk/Return [Heading]	rr_RiskReturnHeading	GuidePath® Absolute Return Allocation Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect expenses for the most recent fiscal year completed March 31, 2018.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund, because the expenses presented in the "Financial Highlights" section do not include indirect expenses such as Acquired Fund Fees and Expenses, but do include the expense reductions generated when the Fund loaned its portfolio securities.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
GuidePath® Absolute Return Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[3]
Fee Waiver and/ or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.19%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	754
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,682

[1]	Other Expenses have been restated to reflect expenses for the most recent fiscal year completed March 31, 2018.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. Acquired Fund Fees and Expenses have been restated to reflect estimated current amounts.
[3]	Note that the Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund, because the expenses presented in the "Financial Highlights" section do not include indirect expenses such as Acquired Fund Fees and Expenses, but do include the expense reductions generated when the Fund loaned its portfolio securities.
[4]	AssetMark, Inc. ("AssetMark" or the "Advisor") has contractually agreed through July 31, 2019, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) for Service Shares do not exceed 0.80% of average daily net assets (this amount was reduced from 1.10%, effective January 1, 2018). This expense limitation agreement may not be terminated prior to July 31, 2019 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund's current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.